Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3844872
Entity Address, Postal Zip Code	94063
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001832483